Related Party Balance and Transactions - Schedule of Related Party Balance and Transactions (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Related Party Balance and Transactions [Line Items]
Due from a shareholder		$ 15,755	$ 10,839
PTLE Limited [Member]
Schedule of Related Party Balance and Transactions [Line Items]
Due from a shareholder	[1]	$ 15,755	$ 10,839

[1]	The balance as of December 31, 2025 and 2024 represented the advances for operational purposes. These amounts were unsecured, interest-free, repayable on demand, and non-trade-related.